Geographic And Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 segment	Dec. 31, 2012	Dec. 31, 2011
Geographic And Segment information [Abstract]
Number of reportable segments	1
Revenue from gold exploration and potential development projects	$ 0	$ 0	$ 0